Property and Equipment, Net - Schedule of Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 15,648	$ 12,307
Less: Accumulated depreciation	(2,595)	(1,232)
Property and Equipment, net	13,053	11,075
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	1,755	1,350
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	263	218
Logistics, warehouse and other heavy equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 13,630	$ 10,739